Derivative Financial Liabilities (Details) - $ / shares			12 Months Ended
	Dec. 13, 2023	Jul. 28, 2023	Dec. 31, 2023
Derviative Financial Liability [Line Items]
Price per warrant		$ 0.95
Expiration date		Sep. 19, 2023
Warrant per share		$ 0.86
Public warrants			702,400
Private warrants			4,500,000
Per share warrant			$ 0.86
Earnout shares	1,400,000
Note Warrant [Member]
Derviative Financial Liability [Line Items]
Issuance of warrant			17,250,000
Description of warrant issued			(i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,500,000 Tiberius warrants transferred to former shareholders of IGI (the “Private Warrants”).
Minimum [Member]
Derviative Financial Liability [Line Items]
Stock prices			$ 11.5
Maximum [Member]
Derviative Financial Liability [Line Items]
Stock prices			$ 15.25
Warrant [Member]
Derviative Financial Liability [Line Items]
Public warrants			12,047,600